Share-based compensation - Fair Value Assumptions (Detail) - € / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assumptions Calculation Fair Value of Shares [Line Items]
Share price at grant date (in eur per share)	€ 620.1	€ 548.0	€ 462.9
Vesting period	2 years 10 months 24 days	2 years 8 months 12 days	2 years 10 months 24 days
Dividend yield (in percentage)	0.90%	1.00%	0.60%
Eurozone
Assumptions Calculation Fair Value of Shares [Line Items]
Risk free interest rate (Eurozone)	2.40%	0.50%	(0.80%)
US
Assumptions Calculation Fair Value of Shares [Line Items]
Risk free interest rate (in percentage)	3.90%	2.80%	0.20%
Expected volatility ASML
Assumptions Calculation Fair Value of Shares [Line Items]
Expected volatility (in percentage)	46.20%	41.80%	38.50%
Expected volatility PHLX index
Assumptions Calculation Fair Value of Shares [Line Items]
Expected volatility (in percentage)			35.30%
Average volatility of the peer group (market practice)
Assumptions Calculation Fair Value of Shares [Line Items]
Average volatility of the peer group (market practice) (in percentage)	50.00%	47.80%